DEPOSITS DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 1,407,996
Time Deposit Maturities, Year Two	471,183
Time Deposit Maturities, Year Three	163,575
Time Deposit Maturities, Year Four	110,170
Time Deposit Maturities, Year Five	20,112
Time Deposit Maturities, after Year Five	528
Time	$ 2,173,564	$ 1,317,105